Segment Reporting (Income From Operations And Total Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment income from operations	$ 610.3	$ 324.2	$ 218.7
Corporate expenses	(90.6)	(72.7)	(71.3)
Stock compensation expense	(23.0)	(12.9)	(8.2)
Restructuring and other infrequent income (expense)	0.7	(4.4)	(13.2)
Amortization of intangibles	(21.6)	(18.4)	(18.0)
Segment income from operations	610.3	324.2	218.7
Segment assets	3,653.5	2,960.5	2,721.6
Cash and cash equivalents	724.4	719.9	651.4	506.1
Receivables from affiliates	122.9	106.3	70.3
Investment in affiliates	346.3	398.0	353.9
Deferred tax assets, other current and noncurrent assets	549.1	447.9	400.9
Intangible assets, net	666.5	171.6	166.8
Goodwill	1,194.5	632.7	634.0	587.0
Consolidated total assets	7,257.2	5,436.9	4,998.9
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment income from operations	744.8	432.6	329.4
Segment income from operations	744.8	432.6	329.4
Segment assets	$ 3,653.5	$ 2,960.5	$ 2,721.6